FINANCIAL INSTRUMENTS - Schedule of Derivative Notional Amounts (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025
Derivative [Line Items]
Credit adjustment spread		0.0026
Derivative instrument 2.46%, weighted average rate
Derivative [Line Items]
Notional principal	$ 775,000
Weighted average duration (years)	2 years 3 months 18 days
Weighted average fixed interest rate	2.46%